Institutional Class HAINX
Retirement Class HNINX
Administrative Class HRINX
Investor Class HIINX

Harbor International Fund

Supplement to Summary Prospectus dated March 1, 2021
June 29, 2021
Effective June 21, 2021, Alex Duffy is a co-portfolio manager for Harbor International Fund (the “International Fund”). Neil M. Ostrer, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, and Justin Hill continue to serve as co-portfolio managers to the International Fund. David Cull no longer serves as a co-portfolio manager for the International Fund. All references to Mr. Cull are hereby removed.
The following replaces the “Portfolio Managers” section of the Fund Summary for the International Fund:

Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: JAPAN
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Michael Nickson, CFA
Marathon Asset Management LLP
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: EMERGING MARKETS
Alex Duffy
Marathon Asset Management LLP
Mr. Duffy is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
REGIONAL FOCUS: ASIA PACIFIC EX JAPAN
Justin Hill
Marathon Asset Management LLP
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
Investors Should Retain This Supplement For Future Reference
S0621.SP.IG-HIF